UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2013

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Capital Preservation ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2013 Shareholder Letter

The classic novel by Charles Dickens A Tale of Two Cities was written in 1859 and has since provided a theme for many writers, including the TOPS® portfolio management team. The opening paragraph reads: “It was the best of times, it was the worst of times, it was the age of wisdom, it was the age of foolishness, it was the epoch of belief, it was the epoch of incredulity, it was the season of Light, it was the season of Darkness, it was the spring of hope, it was the winter of despair, we had everything before us, we had nothing before us, we were all going direct to Heaven, we were all going direct the other way – in short, the period was so far like the present period, that some of its noisiest authorities insisted on its being received, for good or for evil, in the superlative degree of comparison only.”

The overwhelmingly good news is that major U.S. stock indexes recorded double-digit returns for the first half of 2013. The S&P 500, which consists of large companies, was up almost 14%, while midsize and smaller stocks surged over 14%. The S&P 500 racked up its strongest first half in 15 years as the bull market that began in the depths of the Great Recession is now over four years old. While it was among the “best of times” for US stocks, it was “not so good times” for developed international stocks, as the EAFE return was over 4%. Likewise, after over 30 years of positive return trends (falling yields), virtually every fixed income index tracked by the TOPS® team had “not so good times” returns that were slightly negative.   In the “worst of times” category, emerging markets lost over 9% and trailed US stocks by a margin of over 20 percentage points.  To complete the “worst” picture, after decade-long bull markets for commodities and precious metals, both suffered sharp reversals so far this year.

The gains in US equities seem to be anticipating accelerating economic (GDP) and earnings (EPS) growth, but first half of 2013 GDP muddled along at a sub-2% pace, and earnings were basically flat year-over-year for that period. Dividend growth has been a positive fundamental for stocks, but the dividend yield remains low. One psychological boost for stocks was increased clarity from Washington DC. It wasn’t all good news, but a few important issues such as agreement on tax rates for ordinary income, capital gains and dividends was helpful to investors. On the negative side, Sequestration and the 2% payroll tax increase took effect.

Of course, many observers attribute this year’s stock market gains to the Federal Reserve’s (the “Fed”) ZIRP and QE programs. These two programs have been very successful at suppressing interest rates and bond yields across the yield curve. ZIRP (Zero Interest Rate Policy) a policy showing that the Fed Funds rate anchors the short end of the curve at 0%. QE is shorthand for Quantitative Easing which is the Fed’s bond buying program. The current round is the Fed’s 3rd QE program since 2009 and it is also the largest at $85 billion per month of US Treasury and mortgage-backed-security (MBS) purchases. Unlike the first QE programs, the current version was undertaken without a set end date, thus it had been labeled by some as QE-Infinity.

A significant event occurred in late May, when Fed Chairman Ben Bernanke brought up the notion of “tapering”. Not coincidentally, that was the high-water mark for global equities and prices were quite volatile through the end of the quarter. His comments have also been credited with a massive selloff in the fixed income markets. Tapering refers to reducing the amount of QE bond purchases if the economy continues to improve.  If the Fed reduces its MBS purchases, mortgage rates will increase which might impact the housing market and housing has been one of the strongest sectors of the economy.  Ergo, higher rates could cause the economy to slow further. This scenario has caused many short term speculators to trim their financial asset exposure. The sudden reversal of cash inflows into outflows, for both equity and bond funds, has been an example of the trimming.

While TOPS® applauds the Fed’s attempts at transparency through open communications, many economists have questioned whether Dr. Bernanke was a bit premature in his discussion of tapering and the eventual end of ZIRP. It appears that the Fed is watching for signs of economic acceleration (lower unemployment and higher inflation) to end their programs and neither is apparent at this time. His message understandably made market participants nervous that the slow-growth economy would become no-growth.

With speculators exiting/re-entering/re-exiting the markets and questions arising about the Fed and the strength of the economy, the TOPS® Portfolio Management Team has been hard at work.  Returning to Mr. Dickens’ opening paragraph, different strategists might label this time as either the “spring of hope” or the “winter of despair”. However, TOPS® does not attempt to forecast the short term direction of stocks or bonds based on opinions about future Fed actions. In the strategic process employed by TOPS®, an attempt is made to understand the relative attractiveness of different asset classes based on valuations and growth potentials.  Further, the TOPS® team works to understand the correlation of price movements so that TOPS® can pursue lower volatility (risk) in the portfolios. The process seeks to deliver strategic allocations and well diversified portfolios designed to potentially perform in all of Dickens’ scenarios.

Much of the focus in the TOPS® Portfolios this year has been on the fact that bond yields are at historic lows. They are very close to zero and real rates (adjusted for inflation) have been negative and at historic lows for the longer maturities for much of that time frame. The TOPS® portfolios were adjusted in the 2nd quarter to eliminate exposure to TIP (Treasury Inflation Managed Risk bonds), which has a duration of 8 and the proceeds were reinvested into ticker symbols TDTT and STPZ.  TDTT and STPZ hold Treasury Inflation Managed Risk Securities as well, however, they have a much lower average maturity (duration of 3).  As a reminder, a shorter duration typically reduces the losses in a period of rising interest rates.  The trade in TIPS follows similar trades over the last 18 months, which benefited TOPS® investors as rates spiked in June.

Significant changes have not been made to the target allocations of equity ETFs in the TOPS® Portfolios this year, as our expectations for relative growth rates and volatility have not shifted. What has changed is our valuation of international equities, particularly emerging markets which we believe have become more attractive than in the past. Watching emerging markets decline, while US stocks rise, does create the temptation to shift allocations from “the worst” to “the best” opportunistically. However, the disciplined process of TOPS® already includes periodic rebalancing to the well-thought-out strategic targets of each TOPS® Portfolio.

The TOPS® strategy is based on years of experience, historic correlations and the fundamental drivers of disciplined institutional quality portfolio management.  As US stocks have had a nearly unprecedented start to the year, TOPS® and many other top managers are in a short term “worst of times” situation in equities. It is mathematically impossible for a diversified portfolio to outperform its best performing component.  On the other hand, the increasingly defensive fixed income strategy employed by TOPS® may be entering the “best of times” if compared to the  Barclays 20+ Year US Treasury Bonds which returned -8.5% year to date. Likewise, the natural resources strategy TOPS® employs of focusing on GNR (global natural resources) and CUT (timber) did not look strong relative to US stocks, but outperformed the broad commodities index, not to mention gold.

The job of successfully navigating the TOPS® portfolios through a daily web of variables requires constant attention, and the TOPS® team continues to focus on its goal of maximizing risk adjusted returns. The team regularly reviews the process, but rarely finds sufficient cause to tweak the core principles. The TOPS® program distinctly leverages our position as one of the country’s top ETF portfolio management programs to provide a solution potentially appropriate for the “season of hope” and “the winter of despair.”

1842-NLD-8/1/2013

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Aggressive Growth ETF Portfolio
Class 1	6.77%	3.29%
Class 2	6.54%	3.43%
S&P 500 Total Return Index	13.82%	10.86%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	97.9%
Other/Cash & Cash Equivalents	2.1%
100.0%

TOPS® Balanced ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Balanced ETF Portfolio
Class 1	1.39%	4.10%
Class 2	1.50%	3.84%
S&P 500 Total Return Index	13.82%	10.86%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	49.8%
Debt Funds	48.1%
Other/Cash & Cash Equivalents	2.1%
100.0%

TOPS® Capital Preservation ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Capital Preservation ETF Portfolio
Class 1	0.27%	4.32%
Class 2	0.18%	4.15%
S&P 500 Total Return Index	13.82%	10.86%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Debt Funds	67.8%
Equity Funds	29.7%
Other/Cash & Cash Equivalents	2.5%
100.0%

TOPS® Growth ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Growth ETF Portfolio
Class 1	5.28%	7.91%
Class 2	5.15%	7.41%
S&P 500 Total Return Index	13.82%	10.86%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	84.9%
Debt Funds	13.0%
Other/Cash & Cash Equivalents	2.1%
100.0%

TOPS® Moderate Growth ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Moderate Growth ETF Portfolio
Class 1	2.95%	3.87%
Class 2	2.58%	3.52%
S&P 500 Total Return Index	13.82%	10.86%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	64.7%
Debt Funds	33.1%
Other/Cash & Cash Equivalents	2.2%
100.0%

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	EQUITY FUNDS - 97.9%
1,132	Guggenheim Timber ETF	$ 24,564
1,693	iShares Core S&P Mid-Cap ETF	195,541
2,305	iShares Core S&P Small-Cap ETF	208,118
364	iShares MSCI Brazil Capped ETF	15,965
2,183	iShares S&P 500 Growth Index ETF	183,394
1,936	iShares S&P 500 Value ETF	146,691
616	SPDR Dow Jones International Real Estate ETF	24,578
322	SPDR Dow Jones REIT ETF	24,456
267	SPDR S&P China ETF	17,115
548	SPDR S&P Global Natural Resources ETF	24,655
414	Vanguard FTSE All-World ex-US Small-Cap ETF	36,941
4,989	Vanguard FTSE All-World ex-US ETF	220,614
1,587	Vanguard FTSE Emerging Markets ETF	61,544
981	WisdomTree India Earnings Fund	15,853
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,131,913)	1,200,029

	SHORT-TERM INVESTMENT - 3.4%
	MONEY MARKET FUND - 3.4%
41,438	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $41,438)	41,438

	TOTAL INVESTMENTS - 101.3% (Cost - $1,173,351) (b)	$ 1,241,467
	OTHER ASSETS LESS LIABILITIES - NET - (1.3)%	(16,123)
	TOTAL NET ASSETS - 100.0%	$ 1,225,344

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,176,158 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 78,786
	Unrealized depreciation:	(13,477)
	Net unrealized appreciation:	$ 65,309

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 48.1%
14,767	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 366,665
2,358	iShares 3-7 Year Treasury Bond ETF	284,705
2,231	iShares iBoxx High Yield Corporate Bond ETF	202,709
2,507	iShares iBoxx Investment Grade Corporate Bond ETF	284,920
6,178	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	325,580
3,292	PowerShares Senior Loan Portfolio	81,477
5,315	SPDR Barclays Short-Term Corporate Bond ETF	162,639
2,827	SPDR DB International Government Inflation-Protected Bond ETF	162,750
1,692	WisdomTree Emerging Markets Local Debt Fund	81,284
		1,952,729
	EQUITY FUNDS - 49.8%
1,871	Guggenheim Timber ETF	40,601
2,097	iShares Core S&P Mid-Cap ETF	242,204
1,790	iShares Core S&P Small-Cap ETF	161,619
647	iShares MSCI Brazil Capped ETF	28,377
3,364	iShares S&P 500 Growth Index ETF	282,610
4,793	iShares S&P 500 Value Index ETF	363,166
3,050	SPDR Dow Jones International Real Estate ETF	121,695
1,596	SPDR Dow Jones REIT ETF	121,216
442	SPDR S&P China ETF	28,332
906	SPDR S&P Global Natural Resources ETF	40,761
360	Vanguard Energy ETF	40,471
910	Vanguard FTSE All-World ex-US Small-Cap ETF	81,199
7,318	Vanguard FTSE All-World ex-US ETF	323,602
2,095	Vanguard FTSE Emerging Markets ETF	81,244
466	Vanguard Materials ETF	40,323
1,498	WisdomTree India Earnings Fund	24,208
		2,021,628
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,905,918)	3,974,357

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
80,803	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $80,803)	80,803

	TOTAL INVESTMENTS - 99.9% (Cost - $3,986,721) (b)	$ 4,055,160
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	3,319
	TOTAL NET ASSETS - 100.0%	$ 4,058,479

See accompanying notes to financial statements.
TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,993,183 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 137,063
	Unrealized depreciation:	(75,086)
	Net unrealized appreciation:	$ 61,977

See accompanying notes to financial statements.

TOPS® Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.5%
	DEBT FUNDS - 67.8%
3,479	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 86,384
614	iShares 1-3 Year Treasury Bond ETF	51,748
357	iShares 3-7 Year Treasury Bond ETF	43,104
456	iShares iBoxx Investment Grade Corporate Bond ETF	51,824
335	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	34,394
1,638	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	86,323
340	PIMCO Enhanced Short Maturity Exchange-Traded Fund	34,432
2,094	PowerShares Senior Loan Portfolio	51,827
1,690	SPDR Barclays Short-Term Corporate Bond ETF	51,714
899	SPDR DB International Government Inflation-Protected Bond ETF	51,755
898	WisdomTree Emerging Markets Local Debt Fund	43,140
		586,645
	EQUITY FUNDS - 29.7%
296	iShares Core S&P Mid-Cap ETF	34,188
190	iShares Core S&P Small-Cap ETF	17,155
510	iShares S&P 500 Growth ETF	42,845
791	iShares S&P 500 Value ETF	59,934
431	SPDR Dow Jones International Real Estate ETF	17,197
225	SPDR Dow Jones REIT ETF	17,089
384	SPDR S&P Global Natural Resources ETF	17,276
96	Vanguard FTSE All-World ex-US Small-Cap ETF	8,566
970	Vanguard FTSE All-World ex-US ETF	42,893
		257,143
	TOTAL EXCHANGE TRADED FUNDS (Cost - $844,642)	843,788

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
16,767	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $16,767)	16,767

	TOTAL INVESTMENTS - 99.4% (Cost - $861,409) (b)	$ 860,555
	OTHER LIABILITIES LESS ASSETS - NET - 0.6%	4,707
	TOTAL NET ASSETS - 100.0%	$ 865,262

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $862,214 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 16,851
	Unrealized depreciation:	(18,510)
	Net unrealized depreciation:	$ (1,659)

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 13.0%
4,490	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 111,487
1,639	iShares iBoxx $ High Yield Corporate Bond ETF	148,920
2,130	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	112,251
2,331	WisdomTree Emerging Markets Local Debt Fund	111,981
		484,639
	EQUITY FUNDS - 84.9%
3,437	Guggenheim Timber ETF	74,583
3,851	iShares Core S&P Mid-Cap ETF	444,791
5,345	iShares Core S&P Small-Cap ETF	482,600
849	iShares MSCI Brazil Capped ETF	37,237
5,739	iShares S&P 500 Growth Index ETF	482,133
4,892	iShares S&P 500 Value Index ETF	370,667
2,802	SPDR Dow Jones International Real Estate ETF	111,800
977	SPDR Dow Jones REIT ETF	74,203
578	SPDR S&P China ETF	37,050
2,494	SPDR S&P Global Natural Resources ETF	112,205
330	Vanguard Energy ETF	37,099
837	Vanguard FTSE All-World ex-US Small-Cap ETF	74,686
14,283	Vanguard FTSE All-World ex-US ETF	631,594
2,885	Vanguard FTSE Emerging Markets ETF	111,880
428	Vanguard Materials ETF	37,035
2,288	WisdomTree India Earnings Fund	36,974
		3,156,537
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,480,853)	3,641,176

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
94,966	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $94,966)	94,966

	TOTAL INVESTMENTS - 100.4% (Cost - $3,575,819) (b)	$ 3,736,142
	OTHER ASSETS LESS LIABILITIES - NET - (0.4)%	(15,044)
	TOTAL NET ASSETS - 100.0%	$ 3,721,098

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,581,393 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 199,790
	Unrealized depreciation:	(45,041)
	Net unrealized appreciation:	$ 154,749

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.8%
	DEBT FUNDS - 33.1%
3,948	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 98,029
895	iShares iBoxx $ High Yield Corporate Bond ETF	81,320
1,005	iShares iBoxx Investment Grade Corporate Bond ETF	114,218
1,551	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	81,738
1,320	PowerShares Senior Loan Portfolio	32,670
1,599	SPDR Barclays Short-Term Corporate Bond ETF	48,929
850	SPDR DB International Government Inflation-Protected Bond ETF	48,934
679	WisdomTree Emerging Markets Local Debt Fund	32,619
		538,457
	EQUITY FUNDS - 64.7%
1,501	Guggenheim Timber ETF	32,572
1,402	iShares Core S&P Mid-Cap ETF	161,931
1,436	iShares Core S&P Small-Cap ETF	129,656
260	iShares MSCI Brazil Capped ETF	11,403
1,929	iShares S&P 500 Growth ETF	162,055
1,710	iShares S&P 500 Value ETF	129,567
1,224	SPDR Dow Jones International Real Estate ETF	48,838
427	SPDR Dow Jones REIT ETF	32,431
177	SPDR S&P China ETF	11,346
727	SPDR S&P Global Natural Resources ETF	32,708
144	Vanguard Energy ETF	16,188
365	Vanguard FTSE All-World ex-US Small-Cap ETF	32,569
4,403	Vanguard FTSE All-World ex-US ETF	194,701
840	Vanguard FTSE Emerging Markets ETF	32,575
187	Vanguard Materials ETF	16,181
601	WisdomTree India Earnings Fund	9,712
		1,054,433
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,563,427)	1,592,890

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
36,038	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $36,038)	36,038

	TOTAL INVESTMENTS - 100.0% (Cost - $1,599,465) (b)	$ 1,628,928
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(195)
	TOTAL NET ASSETS - 100.0%	$ 1,628,733
See accompanying notes to financial statements.
TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,602,081 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 61,997
	Unrealized depreciation:	(35,150)
	Net unrealized appreciation:	$ 26,847

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Assets and Liabilities
June 30, 2013 (Unaudited)

	Aggressive		Balanced	Capital
	Growth		ETF	Preservation
Assets:	ETF Portfolio		Portfolio	ETF Portfolio
Investments in securities, at cost	$ 1,173,351		$ 3,986,721	$ 861,409
Investments in securities, at value	$ 1,241,467		$ 4,055,160	$ 860,555
Receivable for securities sold	2,905		28,376	5,963
Interest and dividends receivable	4,415		8,958	1,481
Receivable for Portfolio shares sold	154		578	3,771
Total Assets	1,248,941		4,093,072	871,770
Liabilities:
Payable for securities purchased	22,273		33,446	6,196
Payable for Portfolio shares redeemed	902		67	20
Accrued investment advisory fees	94		319	67
Administrative service fees payable	94		319	67
Accrued distribution (12b-1) fees	234		442	158
Total Liabilities	23,597		34,593	6,508
Net Assets	$ 1,225,344		$ 4,058,479	$ 865,262

Net Assets:
Paid in capital	$ 1,129,650		$ 3,906,626	$ 843,728
Undistributed net investment income	20,238		80,871	13,206
Accumulated net realized gain
on investments	7,340		2,543	9,182
Net unrealized appreciation (depreciation)
on investments	68,116		68,439	(854)
Net Assets	$ 1,225,344		$ 4,058,479	$ 865,262

Class 1 Shares:
Net assets	$ 11		$ 1,832,033	$ 48,357
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	1		167,886	4,420

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.73	(a)	$ 10.91	$ 10.94

Class 2 Shares:
Net assets	$ 1,225,333		$ 2,226,446	$ 816,905
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	113,994		205,265	74,972

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.75		$ 10.85	$ 10.90

(a) NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2013 (Unaudited)

	Growth	Moderate
	ETF	Growth
Assets:	Portfolio	ETF Portfolio
Investments in securities, at cost	$ 3,575,819	$ 1,599,465
Investments in securities, at value	$ 3,736,142	$ 1,628,928
Receivable for securities sold	14,091	13,024
Interest and dividends receivable	12,036	4,565
Receivable for Portfolio shares sold	1,632	1,717
Total Assets	3,763,901	1,648,234
Liabilities:
Payable for securities purchased	41,633	18,812
Payable for Portfolio shares redeemed	95	18
Accrued investment advisory fees	267	154
Administrative service fees payable	266	154
Accrued distribution (12b-1) fees	542	363
Total Liabilities	42,803	19,501
Net Assets	$ 3,721,098	$ 1,628,733

Net Assets:
Paid in capital	$ 3,452,356	$ 1,422,178
Undistributed net investment income	65,165	56,276
Accumulated net realized gain
on investments	43,254	120,816
Net unrealized appreciation
on investments	160,323	29,463
Net Assets	$ 3,721,098	$ 1,628,733

Class 1 Shares:
Net assets	$ 641,741	$ 11
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	54,588	1

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 11.76	$ 10.83	(a)

Class 2 Shares:
Net assets	$ 3,079,357	$ 1,628,722
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	264,595	151,551

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 11.64	$ 10.75

(a) NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Operations
For the Six Months Ended June 30, 2013 (Unaudited)

	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
	ETF Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 11,537	$ 38,445	$ 7,640
Interest income	6	50	4
Total Investment Income	11,543	38,495	7,644
Expenses:
Investment advisory fees	519	1,905	399
Administrative service fees	519	1,905	399
Distribution fees (12b-1) - Class 2 Shares	1,299	2,478	938
Total Expenses	2,337	6,288	1,736
Net Investment Income	9,206	32,207	5,908
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments	8,006	22,267	5,130
Net change in unrealized
appreciation (depreciation) on investments	36,333	(19,476)	(12,948)
Net Realized and Unrealized
Gain (Loss) on Investments	44,339	2,791	(7,818)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 53,545	$ 34,998	$ (1,910)

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Operations (Continued)
For the Six Months Ended June 30, 2013 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 34,511	$ 22,322
Interest income	19	14
Total Investment Income	34,530	22,336
Expenses:
Investment advisory fees	1,507	1,137
Administrative service fees	1,507	1,137
Distribution fees (12b-1) - Class 2 Shares	2,983	2,207
Total Expenses	5,997	4,481
Net Investment Income	28,533	17,855
Net Realized and Unrealized
Gain on Investments:
Net realized gain on investments	48,607	110,923
Net change in unrealized
appreciation (depreciation) on investments	55,782	(65,095)
Net Realized and Unrealized Gain
on Investments	104,389	45,828
Net Increase in Net Assets
Resulting from Operations	$ 132,922	$ 63,683

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2013	Year Ended	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012	(Unaudited)	December 31, 2012

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 9,206	$ 11,033	$ 32,207	$ 48,678
Net realized gain (loss) on investments	8,006	(410)	22,267	(19,728)
Distributions of realized gains
by underlying investment companies	-	-	-	160
Net change in unrealized appreciation
(depreciation) on investments	36,333	37,434	(19,476)	89,901
Net increase in net assets
resulting from operations	53,545	48,057	34,998	119,011
From Distributions to Shareholders:
From Net Investment Income:
Class 1	-	-	-	(705)
Class 2	-	(770)	-	(582)

Total distributions to shareholders	-	(770)	-	(1,287)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	-	-	1	2,016,863
Class 2	453,270	826,861	16,605,949	2,502,820
Reinvestment of distributions
Class 1	-	-	-	705
Class 2	-	770	-	582
Cost of shares redeemed
Class 1	-	(38,141)	(240)	(329,906)
Class 2	(89,743)	(79,077)	(15,838,718)	(1,136,654)
Net increase in net assets from share
transactions of beneficial interest	363,527	710,413	766,992	3,054,410
Total increase in net assets	417,072	757,700	801,990	3,172,134

Net Assets:
Beginning of period	808,272	50,572	3,256,489	84,355
End of period	$ 1,225,344	$ 808,272	$ 4,058,479	$ 3,256,489
Undistributed net investment income
at end of period	$ 20,238	$ 11,032	$ 80,871	$ 48,664

See accompanying notes to financial statements.
TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2013	Year Ended	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012	(Unaudited)	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	-	-	-	195,871
Shares Reinvested	-	-	-	67
Shares Redeemed	-	(3,998)	(21)	(32,030)
Net increase (decrease) in shares of
beneficial interest outstanding	-	(3,998)	(21)	163,908

Class 2
Shares Sold	42,321	86,518	1,529,211	244,278
Shares Reinvested	-	78	-	55
Shares Redeemed	(8,424)	(8,337)	(1,459,633)	(113,466)
Net increase in shares of beneficial
interest outstanding	33,897	78,259	69,578	130,867

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Capital Preservation ETF Portfolio		Growth ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2013	Year Ended	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012	(Unaudited)	December 31, 2012

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 5,908	$ 7,301	$ 28,533	$ 36,645
Net realized gain on investments	5,130	4,736	48,607	7,339
Distributions of realized gains
by underlying investment companies	-	65	-	75
Net change in unrealized appreciation
(depreciation) on investments	(12,948)	13,120	55,782	100,157
Net increase (decrease) in net assets
resulting from operations	(1,910)	25,222	132,922	144,216
From Distributions to Shareholders:
From Net Investment Income:
Class 1	-	(113)	-	(447)
Class 2	-	(984)	-	(2,124)
From Net Realized Gains:
Class 1	-	-	-	(918)
Class 2	-	-	-	(4,359)

Total distributions to shareholders	-	(1,097)	-	(7,848)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	-	46,762	499,943	229,900
Class 2	260,186	744,104	1,438,370	1,967,660
Reinvestment of distributions
Class 1	-	113	-	1,365
Class 2	-	984	-	6,483
Cost of shares redeemed
Class 1	(121)	(42,519)	(257,291)	(42,603)
Class 2	(92,813)	(127,894)	(490,429)	(89,620)
Net increase in net assets from share
transactions of beneficial interest	167,252	621,550	1,190,593	2,073,185
Total increase in net assets	165,342	645,675	1,323,515	2,209,553

Net Assets:
Beginning of period	699,920	54,245	2,397,583	188,030
End of period	$ 865,262	$ 699,920	$ 3,721,098	$ 2,397,583
Undistributed net investment income
at end of period	$ 13,206	$ 7,298	$ 65,165	$ 36,632

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Capital Preservation ETF Portfolio		Growth ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2013	Year Ended	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012	(Unaudited)	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	-	4,428	43,702	22,193
Shares Reinvested	-	10	-	125
Shares Redeemed	(10)	(4,007)	(22,372)	(4,023)
Net increase (decrease) in shares of beneficial
interest outstanding	(10)	431	21,330	18,295

Class 2
Shares Sold	23,397	70,624	123,795	186,397
Shares Reinvested	-	92	-	601
Shares Redeemed	(8,320)	(12,296)	(42,242)	(8,528)
Net increase in shares of beneficial
interest outstanding	15,077	58,420	81,553	178,470

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 17,855	$ 38,422
Net realized gain on investments	110,923	10,045
Distributions of realized gains
by underlying investment companies	-	111
Net change in unrealized appreciation
(depreciation) on investments	(65,095)	107,551
Net increase in net assets
resulting from operations	63,683	156,129
From Distributions to Shareholders:
From Net Investment Income:
Class 1	-	(1,580)
Class 2	-	(3,724)

Total distributions to shareholders	-	(5,304)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	-	399,950
Class 2	423,070	1,664,887
Reinvestment of distributions
Class 1	-	1,580
Class 2	-	3,724
Cost of shares redeemed
Class 1	(966,632)	(40,360)
Class 2	(472,629)	(112,400)
Net increase (decrease) in net assets from share
transactions of beneficial interest	(1,016,191)	1,917,381
Total increase (decrease) in net assets	(952,508)	2,068,206

Net Assets:
Beginning of period	2,581,241	513,035
End of period	$ 1,628,733	$ 2,581,241
Undistributed net investment income
at end of period	$ 56,276	$ 38,421

See accompanying notes to financial statements.
TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	-	38,420
Shares Reinvested	-	154
Shares Redeemed	(89,027)	(4,024)
Net increase (decrease) in shares of
beneficial interest outstanding	(89,027)	34,550

Class 2
Shares Sold	38,608	166,120
Shares Reinvested	-	363
Shares Redeemed	(43,999)	(11,093)
Net increase (decrease) in shares of beneficial
interest outstanding	(5,391)	155,390

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.05		$ 8.67	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	-		0.06	0.14
Net realized and unrealized gain
(loss) on investments	0.68		1.32	(1.47)
Total income (loss) from
investment operations	0.68		1.38	(1.33)

Net asset value, end of period	$ 10.73		$ 10.05	$ 8.67

Total return (d)	6.77%		15.92%	(13.30)%

Ratios and Supplemental Data:
Net assets, end of period	$ 11		$ 10	$ 34,656
Ratio of expenses to
average net assets (e)	0.20%	(f)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	0.00%	(f)	0.69%	2.34%	(f)
Portfolio turnover rate	6%	(g)	32%	7%	(g)

(a) The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.09		$ 8.66	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.36	0.35
Net realized and unrealized gain
(loss) on investments	0.57		1.08	(1.69)
Total income (loss) from
investment operations	0.66		1.44	(1.34)

Less distributions from:
Net investment income	-		(0.01)	-

Net asset value, end of period	$ 10.75		$ 10.09	$ 8.66

Total return (d)	6.54%		16.64%	(13.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,225		$ 808	$ 16
Ratio of expenses to
average net assets (e)	0.45%	(f)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.77%	(f)	3.66%	5.93%	(f)
Portfolio turnover rate	6%	(g)	32%	7%	(g)

(a) The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ended		Period Ending
	(Unaudited)		December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$ 10.76		$ 9.57		$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.38		0.24
Net realized and unrealized gain
(loss) on investments	0.05		0.81		(0.67)
Total income (loss) from
investment operations	0.15		1.19		(0.43)

Less distributions from:
Net investment income	-		(0.00)	(h)	-

Net asset value, end of period	$ 10.91		$ 10.76		$ 9.57

Total return (d)	1.39%		12.48%		(4.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,832		$ 1,806		$ 38
Ratio of expenses to
average net assets (e)	0.20%	(f)	0.20%		0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.77%	(f)	3.62%		3.66%	(f)
Portfolio turnover rate	423%	(g)	117%		16%	(g)

(a) The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) Amount represents less than $0.01 per share

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ended		Period Ending
	(Unaudited)		December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$ 10.69		$ 9.56		$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.30		0.67
Net realized and unrealized gain
(loss) on investments	0.07		0.83		(1.11)
Total income (loss) from
investment operations	0.16		1.13		(0.44)

Less distributions from:
Net investment income	-		(0.00)	(h)	-

Net asset value, end of period	$ 10.85		$ 10.69		$ 9.56

Total return (d)	1.50%		11.86%		(4.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 2,226		$ 1,450		$ 46
Ratio of expenses to
average net assets (e)	0.45%	(f)	0.45%		0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.62%	(f)	2.82%		10.25%	(f)
Portfolio turnover rate	423%	(g)	117%		16%	(g)

(a) The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) Amount represents less than $0.01 per share

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.91		$ 9.91	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.23	0.24
Net realized and unrealized gain
(loss) on investments	(0.06)		0.80	(0.33)
Total income (loss) from
investment operations	0.03		1.03	(0.09)

Less distributions from:
Net investment income	-		(0.03)	-

Net asset value, end of period	$ 10.94		$ 10.91	$ 9.91

Total return (d)	0.27%		10.35%	(0.90)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 48		$ 48	$ 40
Ratio of expenses to
average net assets (e)	0.20%	(f)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.67%	(f)	2.15%	3.54%	(f)
Portfolio turnover rate	24%	(g)	107%	52%	(g)

(a) The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.88		$ 9.90	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.30	0.26
Net realized and unrealized gain
(loss) on investments	(0.06)		0.71	(0.36)
Total income (loss) from
investment operations	0.02		1.01	(0.10)

Less distributions from:
Net investment income	-		(0.03)	-

Net asset value, end of period	$ 10.90		$ 10.88	$ 9.90

Total return (d)	0.18%		10.16%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 817		$ 652	$ 15
Ratio of expenses to
average net assets (e)	0.45%	(f)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.47%	(f)	2.76%	3.73%	(f)
Portfolio turnover rate	24%	(g)	107%	52%	(g)

(a) The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 11.17		$ 9.64	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.26	0.24
Net realized and unrealized gain
(loss) on investments	0.48		1.31	(1.34)
Total income (loss) from
investment operations	0.59		1.57	(1.10)

Less distributions from:
Net investment income	-		(0.01)	-
Net realized gain	-		(0.03)	-
Total distributions from net investment
income and net realized gains	-		(0.04)	-

Payments by affiliates	-		-	0.74

Net asset value, end of period	$ 11.76		$ 11.17	$ 9.64

Total return (d)	5.28%		16.31%	(3.60)%	(h)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 642		$ 371	$ 144
Ratio of expenses to
average net assets (e)	0.20%	(f)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.89%	(f)	2.50%	3.86%	(f)
Portfolio turnover rate	17%	(g)	13%	180%	(g)

(a) The Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) For the period ended December 31, 2011, 4.19% of the total return of Class 1 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (7.79)% for Class 1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 11.07		$ 9.58	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.42	0.46
Net realized and unrealized gain
(loss) on investments	0.46		1.11	(1.09)
Total income (loss) from
investment operations	0.57		1.53	(0.63)

Less distributions from:
Net investment income	-		(0.01)	-
Net realized gain	-		(0.03)	-
Total distributions from net investment
income and net realized gains	-		(0.04)	-

Payments by affiliates	-		-	0.21

Net asset value, end of period	$ 11.64		$ 11.07	$ 9.58

Total return (d)	5.15%		15.99%	(4.20)%	(h)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 3,079		$ 2,026	$ 44
Ratio of expenses to
average net assets (e)	0.45%	(f)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.89%	(f)	3.86%	7.02%	(f)
Portfolio turnover rate	17%	(g)	13%	180%	(g)

(a) The Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) For the period ended December 31, 2011, 0.50% of the total return of Class 2 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (4.70)%
for Class 2.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.52		$ 9.16	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.29	0.56
Net realized and unrealized gain
(loss) on investments	0.25		1.10	(1.40)
Total income (loss) from
investment operations	0.31		1.39	(0.84)

Less distributions from:
Net investment income	-		(0.03)	-

Net asset value, end of period	$ 10.83		$ 10.52	$ 9.16

Total return (d)	2.95%		15.20%	(8.40)%

Ratios and Supplemental Data:
Net assets, end of period	$ 11		$ 936,189	$ 498,831
Ratio of expenses to
average net assets (e)	0.20%	(f)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.05%	(f)	2.93%	8.56%	(f)
Portfolio turnover rate	27%	(g)	21%	9%	(g)

(a) The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ended	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.48		$ 9.15	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.36	0.60
Net realized and unrealized gain
(loss) on investments	0.18		1.00	(1.45)
Total income (loss) from
investment operations	0.27		1.36	(0.85)

Less distributions from:
Net investment income	-		(0.03)	-

Net asset value, end of period	$ 10.75		$ 10.48	$ 9.15

Total return (d)	2.58%		14.89%	(8.50)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,629		$ 1,645	$ 14
Ratio of expenses to
average net assets (e)	0.45%	(f)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.72%	(f)	3.55%	9.63%	(f)
Portfolio turnover rate	27%	(g)	21%	9%	(g)

(a) The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)

1.

ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Capital Preservation ETF Portfolio	To preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer two classes of shares: Class 1 Shares and Class 2 Shares.  Each class of shares of the Portfolios has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 1,200,029	$ -	$ -	$ 1,200,029
Short-Term Investment	$ 41,438	$ -	$ -	$ 41,438
Total	$ 1,241,467	$ -	$ -	$ 1,241,467

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,952,729	$ -	$ -	$ 1,952,729
Equity Funds	$ 2,021,628	$ -	$ -	$ 2,021,628
Short-Term Investment	$ 80,803	$ -	$ -	$ 80,803
Total	$ 4,055,160	$ -	$ -	$ 4,055,160

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 586,645	$ -	$ -	$ 586,645
Equity Funds	$ 257,143	$ -	$ -	$ 257,143
Short-Term Investment	$ 16,767	$ -	$ -	$ 16,767
Total	$ 860,555	$ -	$ -	$ 860,555

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 484,639	$ -	$ -	$ 484,639
Equity Funds	$ 3,156,537	$ -	$ -	$ 3,156,537
Short-Term Investment	$ 94,966	$ -	$ -	$ 94,966
Total	$ 3,736,142	$ -	$ -	$ 3,736,142

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 538,457	$ -	$ -	$ 538,457
Equity Funds	$ 1,054,433	$ -	$ -	$ 1,054,433
Short-Term Investment	$ 36,038	$ -	$ -	$ 36,038
Total	$ 1,628,928	$ -	$ -	$ 1,628,928

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2011 or expected to be taken in each Portfolio’s 2012 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$ 423,250	$ 59,240
Balanced ETF Portfolio	16,138,127	15,353,983
Capital Preservation ETF Portfolio	359,636	191,468
Growth ETF Portfolio	1,684,607	505,179
Moderate Growth ETF Portfolio	594,230	1,600,707

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. ValMark Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment advisor to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an advisor received a quarterly fee of $3,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee chairman receives a $15,000 annual fee allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of June 30, 2013, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Growth ETF Portfolio

Ohio National Life Insurance Company	70%
Pruco	30%

Balanced ETF Portfolio

Jefferson National	45%
Ohio National Life Insurance Company	47%

Capital Preservation ETF Portfolio

Jefferson National Life Insurance Company	83%

Growth ETF Portfolio

Ohio National Life Insurance Company	68%

Moderate Growth ETF Portfolio

Ohio National Life Insurance Company	64%
Pruco	34%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended December 31, 2012 were as follows:

	Fiscal Year Ended December 31, 2012
	Ordinary Income	Long-Term Capital Gain	Total
Aggressive Growth ETF Portfolio	$ 770	$ -	$ 770
Balanced ETF Portfolio	1,287	-	1,287
Capital Preservation ETF Portfolio	1,097	-	1,097
Growth ETF Portfolio	7,843	5	7,848
Moderate Growth ETF Portfolio	5,304	-	5,304

The Portfolios did not have distributions for the fiscal period ended December 31, 2011.

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Aggressive Growth ETF Portfolio	$ 13,173	$ -	$ -	$ -	$ 28,976	$ 42,149
Balanced ETF Portfolio	48,664	-	(13,262)	-	81,453	116,855
Capital Preservation ETF Portfolio	12,090	65	-	-	11,289	23,444
Growth ETF Portfolio	36,632	222	-	-	98,966	135,820
Moderate Growth ETF Portfolio	50,357	573	-	-	91,942	142,872

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains are primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short-term capital gains.

At December 31, 2012, the following Portfolios had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Balanced ETF Portfolio	$ 13,262	$ -	$ 13,262	Non-Expiring

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-13	Ending Account Value 6-30-13	Expenses Paid During Period*	Ending Account Value 6-30-13	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,067.70	$1.03	$1,023.80	$1.00
Balanced ETF Portfolio	0.20%	$1,000.00	$1,013.90	$1.00	$1,023.80	$1.00
Capital Preservation ETF Portfolio	0.20%	$1,000.00	$1,002.70	$0.99	$1,023.80	$1.00
Growth ETF Portfolio	0.20%	$1,000.00	$1,052.80	$1.02	$1,023.80	$1.00
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,029.50	$1.01	$1,023.80	$1.00

TOPS® ETF Portfolios

EXPENSE EXAMPLES (Continued)

June 30, 2013 (Unaudited)

		Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-13	Ending Account Value 6-30-13	Expenses Paid During Period*	Ending Account Value 6-30-13	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,065.40	$2.30	$1,022.56	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$1,015.00	$2.25	$1,022.56	$2.26
Capital Preservation ETF Portfolio	0.45%	$1,000.00	$1,001.80	$2.23	$1,022.56	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,051.50	$2.29	$1,022.56	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,025.80	$2.26	$1,022.56	$2.26

* Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION

June 30, 2013 (Unaudited)

Approval of Advisory Agreement – TOPS Portfolios*

In connection with the regular meeting held on December 11 and 12, 2012 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisors, Inc. (the “Advisor”) and the Trust, on behalf of the TOPS Portfolios (each a “Portfolio” and collectively, the “Portfolios”). In considering the proposed agreements, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the shareholders of each Portfolio by the Advisor since the inception of each Portfolio and noted no reduction in the level of service provided to each Portfolio. They also noted the consistency of Advisor personnel and the addition of two more analysts to the management team.  The Board noted that the Advisor had reported no compliance issues, but that a recent SEC audit was completed. The Trustees discussed the SEC’s findings and the Advisor’s response. The Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Advisor.

TOPS Capital Preservation ETF Performance. The Trustees then evaluated the performance of the TOPS Capital Preservation ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and performed on par with its Morningstar category in the 1-year period while outperforming the Category since inception. The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Balanced ETF Performance. The Trustees then evaluated the performance of the TOPS Balanced ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and slightly underperformed the Morningstar Category Average in the 1-year period and since inception. The Trustees agreed that underperforming the S&P 500 was expected for a balanced fund when equities are outperforming and concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Moderate Growth ETF Performance. The Trustees then evaluated the performance of the TOPS Moderate Growth ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, but underperformed the S&P 500 and the Morningstar Category Average in both periods. The Trustees discussed the Advisor’s explanation of both the overperformance compared to the peer group and the underperformance compared to the other benchmarks.  The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Growth ETF Performance. The Trustees then evaluated the performance of the Growth ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and underperformed the Morningstar Category Average in the 1-year period while outperforming the Category Average since inception. They discussed the Portfolio’s allocation to fixed income and international, noting that this diversification, while consistent with the strategy, was a drag on performance compared to the S&P 500.  The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Aggressive Growth ETF Performance. The Trustees then evaluated the performance of the Aggressive Growth ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, but underperformed the S&P 500 and the Morningstar Category Average in both the 1-year period and since inception.  They noted that the Portfolio is diversified across many asset classes, while the Morningstar category is limited to large value, making the comparison less helpful than the peer group comparison.  The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2013 (Unaudited)

TOPS Capital Preservation ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same fee as the lowest advisory fee in the peer group, and both fees and expenses are significantly below the average for the Morningstar category.  The Trustees also considered fees charged by the Advisor for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that it is pleased with the fee and expense levels.

TOPS Balanced ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same fee as the lowest advisory fee in the peer group, and both fees and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the Advisor for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that it is pleased with the fee and expense levels.

TOPS Moderate Growth ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio’s management fees are equal to the average for its peer group and its expenses are lower than any in the peer group, and both fees and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the Advisor for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that it is pleased with the fee and expense levels.

TOPS Growth ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same advisory fee as the lowest fee in the peer group, and both fees and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the Advisor for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that it is pleased with the fee and expense levels.

TOPS Aggressive Growth ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has nearly the lowest fee in the peer group and the lowest expenses in the peer group, and both fees and expenses are significantly below the average for the peer group and Morningstar category. The Trustees also considered fees charged by the Advisor for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that it is pleased with the fee and expense levels.

Economies of Scale. The Trustees noted that the Advisor has indicated that it has priced their advisory services to be competitive even at large asset levels. A representative of the Advisor, participating by telephone, indicated that the Advisor would be willing to consider breakpoints once total asset levels reach $25 billion. A representative of the Advisor indicated that the Advisor projected reaching $10 billion in total asset levels by 2017. The Trustees reminded the Advisor that economies of scale are assessed by the Board on a fund-by-fund basis, and each Portfolio would be evaluated separately.  After discussion, it was the consensus of the Trustees that based on the very competitive fee level of each Portfolio, economies had not yet been reached, but the matter of economies of scale would be revisited as each Portfolio’s size increases significantly.

Profitability.  The Board considered the profits realized by the Advisor in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Portfolio.  The Board also considered the benefits realized by the Advisor from other activities related to each Portfolio, and noted that a 5 basis point revenue sharing agreement exists for all Class 1 shares of the Portfolios.  The Board concluded that, based on the profitability information provided by the Advisor, the Advisor realized a small loss over the past 12 months with respect to each Portfolio, but given the recent growth of the Portfolios, the Advisor is likely to realize reasonable profits over the next year.

Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Advisor, and that the advisory fee for each Portfolio is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of each Portfolio.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH  44333

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

08/26/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/26/13